Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2022
Equity Incentive Plan [Abstract]
Restricted Shares
Restricted shares during the period from inception (January 20, 2022) through December 31, 2022 are analyzed as follows:
	Number of Shares	Weighted Average Grant Date Price
Outstanding at January 20, 2022	-	$-
Granted	1,700,000	3.12
Vested	(566,684)	3.12
Outstanding at December 31, 2022	1,133,316	$3.12